Quarterly portfolio holdings
John Hancock
High Yield Fund
Fixed income
August 31, 2026
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

Fund’s investments

As of 8-31-26 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 96.8%				$1,849,060,876
(Cost $1,872,972,054)
Communication services 19.2%				366,567,366
Diversified telecommunication services 5.1%
APLD ComputeCo 2 LLC (A)	6.750	03-15-31	2,077,000	1,995,419
APLD ComputeCo 3 LLC (A)	7.000	06-15-31	2,048,000	1,971,818
APLD ComputeCo LLC (A)	9.250	12-15-30	3,230,000	3,406,897
Black Pearl Compute LLC (A)(B)	6.125	02-15-31	1,948,000	1,949,249
Cipher Compute LLC (A)	7.125	11-15-30	1,379,000	1,396,091
Connect Finco SARL (A)(B)	9.000	09-15-29	2,347,000	2,454,310
Connect Holding II LLC (A)	10.500	04-03-31	965,000	868,857
Edged Compute LLC (A)	7.500	04-30-31	4,499,000	4,267,875
ELK Grove Village Property LLC (A)(B)	7.500	06-15-31	2,129,000	2,050,043
FiberCop SpA (A)	6.375	11-15-33	724,000	715,203
FiberCop SpA (A)	7.200	07-18-36	724,000	731,957
GCI LLC (A)	4.750	10-15-28	2,178,000	2,140,340
Iliad Holding SAS (A)	7.000	04-15-32	4,289,000	4,323,874
Level 3 Financing, Inc. (A)	3.750	07-15-29	85,000	80,829
Level 3 Financing, Inc. (A)	6.875	06-30-33	11,268,000	11,454,722
Level 3 Financing, Inc. (A)	7.000	03-31-34	7,465,000	7,635,822
Level 3 Financing, Inc. (A)(B)	7.500	02-15-37	1,938,000	1,922,804
Level 3 Financing, Inc. (A)	8.500	01-15-36	1,679,000	1,755,656
Meridian Arc Holdco LLC (A)	6.250	04-30-31	9,047,000	8,601,358
PR RNO Property Owner 1 LLC (A)	6.500	05-01-31	5,844,000	5,417,202
SE Cosmos LLC (A)(B)	8.875	05-01-31	2,720,000	2,676,806
Space Exploration Technologies Corp. (A)	5.350	07-15-31	10,151,000	9,922,094
SV RNO Property Owner 1 LLC (A)	5.875	03-01-31	5,925,000	5,439,172
Uniti Services LLC (A)	7.500	10-15-33	3,079,000	3,179,066
Windstream Services LLC (A)	8.250	10-01-31	3,848,000	4,019,921
Zayo Group Holdings, Inc. (7.125% Cash and 1.875% PIK) (A)(B)	9.000	09-09-30	869,158	863,300
Zenith Arc LLC (A)	8.875	08-31-31	6,018,000	5,807,073
Entertainment 2.6%
AMC Entertainment Holdings, Inc. (A)	7.500	02-15-29	321,000	318,881
Cinemark USA, Inc. (A)(B)	7.000	08-01-32	1,372,000	1,412,544
Discovery Global Holdings, Inc.	4.279	03-15-32	17,096,000	15,642,840
Muvico LLC (9.000% Cash and 6.000% PIK) (A)(B)	15.000	02-19-29	802,000	915,380
Oak-Eagle Acquireco, Inc. (A)	7.250	07-01-33	3,543,000	3,684,433
Oak-Eagle Acquireco, Inc. (A)	8.750	07-01-34	3,221,000	3,418,525
Playtika Holding Corp. (A)(B)	4.250	03-15-29	8,533,000	7,718,068
Roblox Corp. (A)	3.875	05-01-30	5,525,000	5,201,578
Univision Communications, Inc. (A)	8.500	07-31-31	7,701,000	7,761,199
Univision Communications, Inc. (A)	8.875	04-15-33	2,023,000	1,999,469
Univision Communications, Inc. (A)	9.375	08-01-32	2,025,000	2,066,332
Interactive media and services 1.6%
ANGI Group LLC (A)(B)	3.875	08-15-28	3,978,000	3,131,939
Arches Buyer, Inc. (A)	6.125	12-01-28	468,000	463,015
Arches Buyer, Inc. (A)(B)	9.000	08-15-31	1,218,000	1,271,183
Cars.com, Inc. (A)	6.375	11-01-28	1,563,000	1,555,044
Match Group Holdings II LLC (A)	5.625	02-15-29	7,143,000	7,134,132
Match Group Holdings II LLC (A)	6.125	09-15-33	5,556,000	5,471,185
Photo Holdings LLC (A)	12.000	07-01-31	1,306,000	1,344,440
Snap, Inc. (A)	6.875	03-01-33	5,341,000	5,237,421
ZipRecruiter, Inc. (A)(B)	5.000	01-15-30	6,220,000	5,225,287
Media 9.4%
Altice Financing SA (A)	5.750	08-15-29	4,806,000	2,915,354
2	JOHN HANCOCK HIGH YIELD FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Media (continued)
Altice Financing SA (A)	9.625	07-15-27	7,057,000	$4,419,579
Altice France Lux 3 (A)	10.000	01-15-33	971,000	945,766
Altice France SA (A)	6.875	07-15-32	3,889,661	3,813,841
Altice France SA (A)	9.500	11-01-29	3,916,618	3,968,020
CCO Holdings LLC (A)	4.250	02-01-31	5,224,000	4,711,455
CCO Holdings LLC (A)	4.500	08-15-30	10,530,000	9,800,333
CCO Holdings LLC (A)	5.375	06-01-29	8,688,000	8,532,265
CCO Holdings LLC (A)	6.375	09-01-29	6,861,000	6,867,353
CCO Holdings LLC (A)(B)	7.000	02-01-33	8,451,000	8,251,246
CCO Holdings LLC (A)(B)	7.375	03-01-31	10,543,000	10,677,697
CCO Holdings LLC (A)(B)	7.375	02-01-36	2,646,000	2,558,416
Clear Channel Outdoor Holdings, Inc. (A)	7.125	02-15-31	1,797,000	1,853,192
Clear Channel Outdoor Holdings, Inc. (A)	7.500	06-01-29	745,000	745,000
Clear Channel Outdoor Holdings, Inc. (A)	7.750	04-15-28	711,000	711,000
CSC Holdings LLC (A)	4.625	12-01-30	2,074,000	440,725
CSC Holdings LLC (A)	6.500	02-01-29	5,837,000	3,095,637
CSC Holdings LLC (A)	7.500	04-01-28	824,000	187,888
CSC Holdings LLC (A)	11.750	01-31-29	6,661,000	3,663,232
DIRECTV Financing LLC (A)	9.250	06-01-32	2,005,000	2,093,220
DIRECTV Financing LLC (A)(B)	10.000	02-15-31	8,579,000	9,078,761
DISH DBS Corp. (C)	5.125	06-01-29	2,490,000	2,300,138
DISH DBS Corp. (A)(C)	5.750	12-01-28	2,509,000	2,471,942
Gray Media, Inc. (A)	4.750	10-15-30	968,000	796,657
Gray Media, Inc. (A)	5.375	11-15-31	963,000	749,744
Gray Media, Inc. (A)	7.250	08-15-33	1,893,000	1,892,844
Gray Media, Inc. (A)	7.500	09-15-34	1,203,000	1,201,619
Gray Media, Inc. (A)	9.625	07-15-32	862,000	884,826
Gray Media, Inc. (A)	10.500	07-15-29	589,000	621,422
iHeartCommunications, Inc. (A)	10.875	05-01-30	1,775,423	1,247,235
LCPR Senior Secured Financing DAC (A)	5.125	07-15-29	784,000	443,713
LCPR Senior Secured Financing DAC (A)	6.750	10-15-27	1,113,000	639,975
Light & Wonder International, Inc. (A)(B)	6.250	10-01-33	6,155,000	6,139,613
McClatchy Media Company LLC (11.000% Cash or 12.500% PIK) (A)	11.000	12-01-31	2,194,918	2,529,643
McGraw-Hill Education, Inc. (A)	8.000	08-01-29	618,000	618,312
Neptune Bidco US, Inc. (A)	9.290	04-15-29	2,039,000	2,088,399
Neptune Bidco US, Inc. (A)	9.500	02-15-33	1,080,000	1,108,880
Neptune Bidco US, Inc. (A)	10.375	05-15-31	4,546,000	4,776,687
Nexstar Media, Inc. (A)	6.500	09-15-33	4,285,000	4,304,103
Nexstar Media, Inc. (A)	7.250	04-15-34	2,138,000	2,165,614
Paramount Global	3.375	02-15-28	1,286,000	1,257,368
Paramount Global	3.700	06-01-28	1,242,000	1,209,610
Paramount Global	4.200	06-01-29	1,256,000	1,204,609
Paramount Global	4.200	05-19-32	2,513,000	2,189,175
Paramount Global	4.950	01-15-31	3,127,000	2,918,515
Paramount Global	5.500	05-15-33	1,077,000	960,916
Paramount Global (B)	6.875	04-30-36	2,789,000	2,592,773
Paramount Global	7.875	07-30-30	2,080,000	2,188,493
Scripps Escrow II, Inc. (A)	5.375	01-15-31	1,198,000	682,884
Sinclair Television Group, Inc. (A)	5.500	03-01-30	525,000	470,531
Sinclair Television Group, Inc. (A)(B)	9.750	02-15-33	422,000	472,640
Sirius XM Radio LLC (A)	4.000	07-15-28	8,936,000	8,713,904
Sirius XM Radio LLC (A)	5.500	07-01-29	6,585,000	6,574,759
Stagwell Global LLC (A)	5.625	08-15-29	7,378,000	7,185,996
The EW Scripps Company (A)(B)	9.875	08-15-30	712,000	642,167
Versant Media Group, Inc. (A)	7.250	01-30-31	908,000	941,613
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK HIGH YIELD FUND | QUARTERLY REPORT	3

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Media (continued)
Virgin Media Finance PLC (A)	5.000	07-15-30	3,734,000	$2,302,823
Virgin Media O2 Vendor Financing Notes VI DAC (A)	8.500	03-15-33	1,640,000	1,100,676
Virgin Media Secured Finance PLC (A)	5.500	05-15-29	8,038,000	7,447,266
VZ Secured Financing BV (A)	5.000	01-15-32	1,376,000	1,161,041
VZ Secured Financing BV (A)	7.500	01-15-33	1,058,000	956,813
Wireless telecommunication services 0.5%
C&W Senior Finance, Ltd. (A)(B)	9.000	01-15-33	3,278,000	3,319,863
SoftBank Group Corp. (6.875% to 7-19-27, then 5 Year SOFR Spread-Adjusted ICE Swap Rate + 4.854% to 7-19-42, then 5 Year SOFR Spread-Adjusted ICE Swap Rate + 5.604%) (D)	6.875	07-19-27	5,190,000	5,168,503
Vmed O2 UK Financing I PLC (A)	6.750	01-15-33	687,000	572,429
Consumer discretionary 12.4%				236,754,811
Automobile components 1.7%
American Axle & Manufacturing, Inc. (A)	6.375	10-15-32	772,000	772,828
American Axle & Manufacturing, Inc. (A)(B)	7.750	10-15-33	3,066,000	3,080,435
Clarios Global LP (A)	6.750	05-15-28	4,483,000	4,547,345
Clarios Global LP (A)	6.750	09-15-32	1,508,000	1,536,215
Dealer Tire Financial LLC (A)	10.375	10-01-31	823,000	818,547
IHO Verwaltungs GmbH (7.375% Cash or 8.125% PIK) (A)(B)	7.375	05-15-33	997,000	1,038,318
IHO Verwaltungs GmbH (8.000% Cash or 8.750% PIK) (A)	8.000	11-15-32	852,000	900,553
The Goodyear Tire & Rubber Company (B)	5.000	07-15-29	2,962,000	2,829,648
The Goodyear Tire & Rubber Company	5.250	07-15-31	1,652,000	1,470,607
ZF North America Capital, Inc. (A)	6.750	04-23-30	3,133,000	3,157,826
ZF North America Capital, Inc. (A)	6.875	04-14-28	8,386,000	8,527,279
ZF North America Capital, Inc. (A)(B)	7.500	03-24-31	3,878,000	3,976,959
Automobiles 0.9%
Nissan Motor Acceptance Company LLC (A)(B)	5.625	09-29-28	3,859,000	3,851,354
Nissan Motor Acceptance Company LLC (A)	7.050	09-15-28	4,864,000	4,967,244
Nissan Motor Company, Ltd. (A)	7.500	07-17-30	4,632,000	4,759,530
Nissan Motor Company, Ltd. (A)(B)	7.750	07-17-32	2,658,000	2,757,831
Broadline retail 1.3%
Kohl’s Corp.	5.125	05-01-31	2,551,000	2,304,267
Kohl’s Corp. (A)	10.000	06-01-30	5,071,000	5,470,396
Macy’s Retail Holdings LLC (A)(B)	6.125	03-15-32	600,000	600,570
Macy’s Retail Holdings LLC (A)	7.375	08-01-33	4,059,000	4,227,988
Nordstrom, Inc.	4.250	08-01-31	5,845,000	5,404,636
QVC Group, Inc. (A)	10.000	08-15-32	1,266,962	1,111,759
Rakuten Group, Inc. (6.250% to 4-22-31, then 5 Year CMT + 4.956% to 4-22-51, then 5 Year CMT + 5.706%) (A)(B)(D)	6.250	04-22-31	1,577,000	1,498,233
Rakuten Group, Inc. (8.125% to 12-15-29, then 5 Year CMT + 4.250%) (A)(D)	8.125	12-15-29	1,201,000	1,233,358
Wand NewCo 3, Inc. (A)	7.625	01-30-32	3,522,000	3,585,651
Diversified consumer services 0.2%
Graham Holdings Company (A)	5.625	12-01-33	1,932,000	1,890,645
Sotheby’s (A)	8.250	04-15-31	2,452,000	2,482,804
Hotels, restaurants and leisure 4.7%
A&K Travel Group Holdings, Ltd. (A)(B)	7.500	05-15-33	1,956,000	1,989,751
Affinity Interactive (A)	6.875	12-15-27	7,231,000	3,326,260
Caesars Entertainment, Inc. (A)(B)	6.500	02-15-32	13,717,000	13,259,017
Caesars Entertainment, Inc. (A)	7.000	02-15-30	11,841,000	11,910,459
Carnival Corp., Ltd. (A)	5.875	06-15-31	5,817,000	5,836,894
Choice Hotels International, Inc. (B)	5.850	08-01-34	5,274,000	5,243,108
Fertitta Entertainment LLC (A)(B)	6.750	01-15-30	1,097,000	1,073,804
Fontainebleau Las Vegas Holdings LLC (A)(C)	11.000	06-15-15	2,983,778	298
Full House Resorts, Inc. (A)(B)	8.250	02-15-28	5,701,000	5,395,586
Gaia Purchaser, Inc. (A)	7.625	07-15-33	821,000	838,334
4	JOHN HANCOCK HIGH YIELD FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Hilton Grand Vacations Borrower LLC (A)(B)	4.875	07-01-31	1,325,000	$1,226,554
Hilton Grand Vacations Borrower LLC (A)	6.625	01-15-32	8,194,000	8,262,846
Jacobs Entertainment, Inc. (A)	6.750	02-15-29	2,858,000	2,822,581
Lindblad Expeditions LLC (A)	7.000	09-15-30	2,042,000	2,103,370
Midwest Gaming Borrower LLC (A)	4.875	05-01-29	3,511,000	3,429,844
Resorts World Las Vegas LLC (A)(B)	8.450	07-27-30	6,005,000	6,000,222
Sabre GLBL, Inc. (A)	10.750	11-15-29	2,174,000	2,144,108
Sabre GLBL, Inc. (A)	10.750	03-15-30	3,438,000	3,339,158
Sabre GLBL, Inc. (A)	11.125	07-15-30	5,414,000	5,326,023
Scientific Games Holdings LP (A)(B)	6.625	03-01-30	789,000	518,424
Six Flags Entertainment Corp. (A)(B)	8.625	01-15-32	1,158,000	1,174,305
TKC Holdings, Inc. (A)	8.500	08-15-30	3,920,000	4,084,840
TKC Holdings, Inc. (A)	12.000	02-15-31	604,000	649,514
Household durables 1.5%
Installed Building Products, Inc. (A)	5.625	02-01-34	542,000	528,336
KB Home	4.000	06-15-31	5,305,000	4,937,296
KB Home	7.250	07-15-30	3,996,000	4,051,744
Newell Brands, Inc. (A)	6.250	08-15-31	2,363,000	2,368,971
Newell Brands, Inc. (A)	8.500	06-01-28	7,181,000	7,486,422
Taylor Morrison Communities, Inc. (A)	5.750	11-15-32	832,000	850,301
Whirlpool Corp. (B)	6.125	06-15-30	5,825,000	5,472,920
Whirlpool Corp. (A)	7.500	07-01-31	1,210,000	1,211,535
Whirlpool Corp. (A)	7.875	07-01-34	1,210,000	1,183,708
Leisure products 0.0%
MajorDrive Holdings IV LLC (A)(B)	6.375	06-01-29	520,000	438,819
Specialty retail 1.9%
ARKO Corp. (A)(B)	5.125	11-15-29	441,000	395,417
Asbury Automotive Group, Inc. (A)	5.000	02-15-32	6,220,000	5,933,099
Carvana Company (9.000% Cash or 14.000% PIK) (A)	9.000	06-01-31	1,939,398	2,138,452
Champions Financing, Inc. (A)(B)	8.750	02-15-29	599,000	610,725
Gee Automotive Holdings LLC (A)	7.250	03-01-31	706,000	712,821
Lithia Motors, Inc. (A)	3.875	06-01-29	6,705,000	6,438,674
Lithia Motors, Inc. (A)	4.375	01-15-31	1,811,000	1,725,199
Mavis Tire Express Services Topco Corp. (A)(B)	6.500	05-15-29	687,000	679,426
Petco Health & Wellness Company, Inc. (A)(B)	8.250	02-01-31	793,000	805,753
PetSmart LLC (A)	7.500	09-15-32	2,503,000	2,527,084
PetSmart LLC (A)	10.000	09-15-33	2,601,000	2,596,655
Staples, Inc. (A)	12.750	01-15-30	769,000	612,580
The Michaels Companies, Inc. (A)	8.500	03-15-33	3,165,000	3,133,154
The Michaels Companies, Inc. (A)(B)	11.000	03-15-34	826,000	801,467
Wayfair LLC (A)	7.250	10-31-29	1,722,000	1,778,707
Wayfair LLC (A)(B)	7.750	09-15-30	4,988,000	5,250,419
Textiles, apparel and luxury goods 0.2%
Beach Acquisition Bidco LLC (10.000% Cash or 10.750% PIK) (A)	10.000	07-15-33	3,099,636	3,327,001
Consumer staples 3.6%				68,745,654
Consumer staples distribution and retail 1.5%
Albertsons Companies, Inc. (A)	5.500	03-31-31	1,260,000	1,220,710
Albertsons Companies, Inc. (A)	5.625	03-31-32	6,175,000	5,943,083
Albertsons Companies, Inc. (A)(B)	5.750	03-31-34	3,251,000	3,056,257
Albertsons Companies, Inc. (A)	6.500	02-15-28	1,628,000	1,639,149
KeHE Distributors LLC (A)	7.000	08-15-34	1,113,000	1,123,064
KeHE Distributors LLC (A)	7.125	04-30-33	1,305,000	1,333,393
Performance Food Group, Inc. (A)	4.250	08-01-29	5,966,000	5,791,696
Performance Food Group, Inc. (A)	5.625	03-01-34	1,244,000	1,208,440
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK HIGH YIELD FUND | QUARTERLY REPORT	5

	Rate (%)	Maturity date	Par value^	Value
Consumer staples (continued)
Consumer staples distribution and retail (continued)
US Foods, Inc. (A)	4.750	02-15-29	4,701,000	$4,638,726
US Foods, Inc. (A)	5.750	04-15-33	3,388,000	3,371,910
Food products 1.5%
B&G Foods, Inc. (A)(B)	8.000	09-15-28	2,996,000	2,967,183
B&G Foods, Inc. (A)(B)	11.000	06-15-31	806,000	704,624
Chobani LLC (A)	6.375	04-15-34	582,000	587,874
Fiesta Purchaser, Inc. (A)(B)	9.625	09-15-32	440,000	430,765
Froneri Lux FinCo Sarl (A)	6.000	08-01-32	8,544,000	8,432,233
Lamb Weston Holdings, Inc. (A)	4.125	01-31-30	6,371,000	6,105,842
Post Holdings, Inc. (A)	6.250	10-15-34	533,000	513,838
Post Holdings, Inc. (A)	6.375	03-01-33	4,687,000	4,605,516
Simmons Foods, Inc. (A)	4.625	03-01-29	4,105,000	3,954,583
TreeHouse Foods, Inc. (A)(B)	7.750	02-11-33	682,000	689,820
Personal care products 0.6%
Edgewell Personal Care Company (A)	4.125	04-01-29	1,709,000	1,655,903
Edgewell Personal Care Company (A)	5.500	06-01-28	2,599,000	2,597,714
HLF Financing Sarl LLC (A)	7.750	05-01-33	3,255,000	3,288,294
Opal Bidco SAS (A)	6.500	03-31-32	2,858,000	2,885,037
Energy 9.9%				189,986,908
Energy equipment and services 1.3%
Archrock Partners LP (A)	6.625	09-01-32	6,094,000	6,206,311
Beusa Investments LLC (A)	7.000	08-01-31	1,235,000	1,236,591
Bristow Group, Inc. (A)	6.750	02-01-33	621,000	625,418
Enerflex, Inc. (A)	6.875	01-15-31	436,000	444,529
Kodiak Gas Services LLC (A)	6.500	10-01-33	2,665,000	2,690,709
Nabors Industries, Inc. (A)	7.625	11-15-32	631,000	650,763
Noble Finance II LLC (A)	6.250	06-15-34	673,000	660,553
Oceaneering International, Inc. (A)	6.875	07-15-34	1,231,000	1,270,354
SESI LLC (A)	7.875	09-30-30	1,901,000	1,949,661
Transocean International, Ltd. (B)	7.500	04-15-31	382,000	392,778
Transocean International, Ltd. (A)	7.875	10-15-32	764,000	802,268
Transocean International, Ltd. (A)(B)	8.250	05-15-29	867,000	901,130
Transocean International, Ltd. (A)(B)	8.500	05-15-31	870,000	914,757
USA Compression Partners LP (A)	6.250	10-01-33	2,887,000	2,862,237
USA Compression Partners LP (A)	7.125	03-15-29	1,997,000	2,046,156
Valaris, Ltd. (A)	8.375	04-30-30	1,854,000	1,927,787
Oil, gas and consumable fuels 8.6%
Antero Midstream Partners LP (A)	5.375	06-15-29	5,250,000	5,249,474
Antero Midstream Partners LP (A)	5.750	10-15-33	1,910,000	1,885,610
Ascent Resources Utica Holdings LLC (A)	5.875	06-30-29	5,363,000	5,363,847
Blue Racer Midstream LLC (A)	7.000	07-15-29	2,309,000	2,371,378
Buckeye Partners LP (A)	6.750	02-01-30	1,568,000	1,612,959
Buckeye Partners LP (A)	6.875	07-01-29	4,271,000	4,371,304
Calumet Specialty Products Partners LP (A)	9.750	02-15-31	666,000	721,583
CNX Resources Corp. (A)	5.875	03-01-34	1,187,000	1,157,488
Crescent Energy Finance LLC (A)	8.375	01-15-34	9,513,000	10,040,306
Delek Logistics Partners LP (A)	6.875	06-01-34	1,552,000	1,565,616
EnQuest PLC (A)(B)	9.875	04-30-31	459,000	485,451
Excelerate Energy LP (A)	8.000	05-15-30	5,027,000	5,291,641
Genesis Energy LP	6.750	03-15-34	3,047,000	3,067,710
Genesis Energy LP	8.000	05-15-33	3,229,000	3,387,440
Genesis Energy LP	8.250	01-15-29	7,197,000	7,413,018
Global Partners LP (A)	7.125	07-01-33	2,023,000	2,080,403
Hess Midstream Operations LP (A)	6.500	06-01-29	1,245,000	1,268,915
6	JOHN HANCOCK HIGH YIELD FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Hilcorp Energy I LP (A)	5.750	02-01-29	4,139,000	$4,144,828
Hilcorp Energy I LP (A)	6.000	04-15-30	3,926,000	3,914,177
Howard Midstream Energy Partners LLC (A)	6.625	01-15-34	1,691,000	1,705,561
Howard Midstream Energy Partners LLC (A)	7.375	07-15-32	1,310,000	1,352,626
Kinetik Holdings LP (A)	6.625	12-15-28	1,738,000	1,769,023
Kraken Oil & Gas Partners LLC (A)	7.125	05-15-31	1,163,000	1,164,267
Long Ridge Energy LLC (A)	8.750	02-15-32	4,862,000	5,022,134
NGL Energy Operating LLC (A)	8.375	02-15-32	1,732,000	1,815,832
Northern Oil & Gas, Inc. (A)(B)	7.875	10-15-33	1,160,000	1,193,348
Rockies Express Pipeline LLC (A)	6.750	03-15-33	5,768,000	5,882,760
SM Energy Company (A)	6.625	04-15-34	1,171,000	1,178,476
SM Energy Company (A)(B)	7.000	08-01-32	5,800,000	5,930,993
SM Energy Company (A)	8.750	07-01-31	6,073,000	6,353,269
SM Energy Company (A)	9.625	06-15-33	3,751,000	4,134,780
Solaris Energy Infrastructure LLC (A)	6.375	05-15-31	1,549,000	1,537,825
Sunoco LP	4.500	04-30-30	4,228,000	4,110,138
Sunoco LP (A)	4.625	05-01-30	2,027,000	1,961,321
Sunoco LP (A)	5.625	03-15-31	2,534,000	2,516,792
Sunoco LP (A)	5.875	03-15-34	4,444,000	4,380,079
TransMontaigne Partners LLC (A)	8.500	06-15-30	466,000	475,356
Venture Global Calcasieu Pass LLC (A)	6.000	05-01-36	1,013,000	1,008,765
Venture Global Calcasieu Pass LLC (A)(B)	6.250	01-15-30	4,343,000	4,434,372
Venture Global LNG, Inc. (A)	6.375	12-15-34	2,018,000	2,002,798
Venture Global LNG, Inc. (A)(B)	6.625	06-15-36	706,000	708,856
Venture Global LNG, Inc. (A)	7.000	01-15-30	5,523,000	5,684,336
Venture Global LNG, Inc. (9.000% to 9-30-29, then 5 Year CMT + 5.440%) (A)(D)	9.000	09-30-29	8,177,000	8,289,118
Venture Global LNG, Inc. (A)	9.500	02-01-29	6,884,000	7,404,210
Venture Global Plaquemines LNG LLC (A)	6.125	12-15-30	1,892,000	1,931,688
Venture Global Plaquemines LNG LLC (A)	6.500	01-15-34	2,323,000	2,402,405
Venture Global Plaquemines LNG LLC (A)	6.500	06-15-34	1,892,000	1,956,538
Venture Global Plaquemines LNG LLC (A)	7.500	05-01-33	9,270,000	10,069,185
Vermilion Energy, Inc. (A)(B)	7.250	02-15-33	633,000	634,907
Financials 12.0%				228,644,585
Banks 0.0%
Park River Holdings, Inc. (A)(B)	8.750	12-31-30	498,000	471,693
Capital markets 0.6%
Aretec Group, Inc. (A)(B)	7.500	04-01-29	366,000	364,903
Brookfield Finance, Inc. (6.300% to 1-15-35, then 5 Year CMT + 2.076%)	6.300	01-15-55	3,149,000	3,037,602
Focus Financial Partners LLC (A)	6.750	09-15-31	3,972,000	3,951,266
Focus Financial Partners LLC (A)(B)	7.250	09-15-31	2,965,000	2,998,102
Hightower Holding LLC (A)	6.750	04-15-29	286,000	283,140
Hightower Holding LLC (A)	9.125	01-31-30	392,000	404,339
Consumer finance 2.5%
Bread Financial Holdings, Inc. (A)	6.750	05-15-31	2,652,000	2,708,522
Credit Acceptance Corp. (A)	6.625	03-15-30	3,155,000	3,168,803
Figure Technology Solutions, Inc. (A)	8.500	07-31-31	2,065,000	2,089,396
goeasy, Ltd. (A)(B)	7.375	10-01-30	6,772,000	6,281,432
Navient Corp.	9.375	10-15-31	1,617,000	1,658,890
OneMain Finance Corp.	6.125	05-15-30	8,280,000	8,241,823
OneMain Finance Corp.	6.500	03-15-33	7,127,000	6,971,455
OneMain Finance Corp.	6.750	03-15-32	1,882,000	1,885,410
OneMain Finance Corp.	7.875	03-15-30	11,078,000	11,486,280
PHH Escrow Issuer LLC (A)	9.875	11-01-29	613,000	605,346
RFNA LP (A)(B)	7.875	02-15-30	1,865,000	1,888,658
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK HIGH YIELD FUND | QUARTERLY REPORT	7

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Financial services 4.7%
Block, Inc.	3.500	06-01-31	8,571,000	$7,849,991
Block, Inc. (A)	5.625	08-15-30	4,348,000	4,354,339
Block, Inc. (A)	6.000	08-15-33	3,482,000	3,475,669
Cobra AcquisitionCo LLC (A)	6.375	11-01-29	389,000	340,845
Cobra AcquisitionCo LLC (A)	12.250	11-01-29	230,000	234,251
Compass Group Diversified Holdings LLC (A)(B)	5.000	01-15-32	280,000	257,992
Compass Group Diversified Holdings LLC (A)	5.250	04-15-29	918,000	876,709
CrossCountry Intermediate HoldCo LLC (A)	6.500	10-01-30	1,924,000	1,872,841
CrossCountry Intermediate HoldCo LLC (A)	6.750	12-01-32	2,694,000	2,580,260
CrossCountry Intermediate HoldCo LLC (A)	7.750	08-15-31	1,605,000	1,606,990
Freedom Mortgage Corp. (A)	12.250	10-01-30	6,113,000	6,519,301
Freedom Mortgage Holdings LLC (A)	6.875	05-01-31	810,000	776,678
Freedom Mortgage Holdings LLC (A)	7.875	04-01-33	1,999,000	1,924,159
Freedom Mortgage Holdings LLC (A)	8.375	04-01-32	2,569,000	2,581,280
ION Platform Finance US, Inc. (A)	5.750	05-15-28	1,755,000	1,653,064
ION Platform Finance US, Inc. (A)	7.875	09-30-32	1,929,000	1,523,598
ION Platform Finance US, Inc. (A)(B)	9.500	05-30-29	2,437,000	2,260,670
LD Holdings Group LLC (A)	6.125	04-01-28	534,000	429,613
LD Holdings Group LLC (A)	8.750	11-01-27	340,000	306,272
Osaic Holdings, Inc. (A)	6.750	08-01-32	3,674,000	3,696,151
Osaic Holdings, Inc. (A)(B)	8.000	08-01-33	767,000	785,483
Oxford Finance LLC (A)	7.750	05-15-31	1,177,000	1,175,673
PennyMac Financial Services, Inc. (A)	6.750	02-15-34	3,846,000	3,562,287
PennyMac Financial Services, Inc. (A)	6.875	05-15-32	3,128,000	3,011,165
PennyMac Financial Services, Inc. (A)	6.875	02-15-33	2,912,000	2,767,498
Rocket Companies, Inc. (A)	6.125	08-01-30	15,709,000	15,917,954
Rocket Companies, Inc. (A)	6.125	08-01-31	1,421,000	1,438,982
Rocket Companies, Inc. (A)(B)	6.375	08-01-33	4,147,000	4,200,293
Rocket Companies, Inc. (A)	6.500	08-01-29	4,713,000	4,787,437
Rocket Companies, Inc. (A)(B)	6.500	06-15-34	1,421,000	1,442,656
Stonebriar ABF Issuer LLC (A)	8.125	12-15-30	3,567,000	3,603,027
Walker & Dunlop, Inc. (A)(B)	6.625	04-01-33	1,629,000	1,619,417
Insurance 3.5%
Acrisure LLC (A)	7.500	11-06-30	7,043,000	6,480,526
Acrisure LLC (A)	8.500	06-15-29	1,956,000	1,776,845
Alliant Holdings Intermediate LLC (A)	6.750	04-15-28	5,447,000	5,491,834
Alliant Holdings Intermediate LLC (A)	7.000	01-15-31	5,203,000	5,285,218
Alliant Holdings Intermediate LLC (A)(B)	7.375	10-01-32	2,401,000	2,431,567
Amynta Agency Borrower, Inc. (A)(B)	7.500	07-15-33	538,000	541,511
Ardonagh Group Finance, Ltd. (A)(B)	8.875	02-15-32	1,477,000	1,480,947
Asurion LLC (A)	8.000	12-31-32	6,202,000	6,169,867
Asurion LLC (A)	8.375	02-01-34	6,453,000	5,823,742
Baldwin Insurance Group Holdings LLC (A)	7.125	05-15-31	3,060,000	3,115,108
Broadstreet Partners Group LLC (A)	5.875	04-15-29	691,000	681,244
CRC Insurance Group LLC (A)	7.125	06-01-31	7,207,000	7,208,766
Global Atlantic Financial Company (7.950% to 10-15-29, then 5 Year CMT + 3.608%) (A)	7.950	10-15-54	3,453,000	3,448,035
Howden UK Refinance PLC (A)	7.250	02-15-31	4,224,000	4,181,124
Howden UK Refinance PLC (A)(B)	8.125	02-15-32	2,584,000	2,432,008
HUB International, Ltd. (A)	7.250	06-15-30	4,975,000	5,122,230
HUB International, Ltd. (A)	7.375	01-31-32	4,043,000	4,149,909
Jones Deslauriers Insurance Management, Inc. (A)(B)	6.875	10-01-33	392,000	367,586
USI, Inc. (A)	7.500	01-15-32	588,000	613,061
Mortgage real estate investment trusts 0.7%
Blackstone Mortgage Trust, Inc. (A)	7.750	12-01-29	5,888,000	6,101,016
Starwood Property Trust, Inc. (A)	5.250	10-15-28	4,141,000	4,112,603
8	JOHN HANCOCK HIGH YIELD FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Mortgage real estate investment trusts (continued)
Starwood Property Trust, Inc. (A)	5.750	01-15-31	2,288,000	$2,266,208
Starwood Property Trust, Inc. (A)	5.875	08-15-29	1,428,000	1,434,025
Health care 6.9%				132,712,948
Biotechnology 0.3%
Emergent BioSolutions, Inc. (A)	3.875	08-15-28	433,000	397,397
Genmab A/S (A)	6.250	12-15-32	1,958,000	1,986,947
Genmab A/S (A)	7.250	12-15-33	1,330,000	1,385,678
National Mentor Holdings, Inc. (A)	10.500	12-15-30	1,676,000	1,784,107
Health care equipment and supplies 0.6%
Medline Borrower LP (A)	5.250	10-01-29	11,121,000	11,056,976
Health care providers and services 3.9%
Acadia Healthcare Company, Inc. (A)(B)	7.375	03-15-33	3,069,000	3,199,000
Accendra Health, Inc. (A)	9.750	06-15-33	466,235	212,137
AdaptHealth LLC (A)	4.625	08-01-29	7,643,000	7,218,681
AMN Healthcare, Inc. (A)(B)	6.500	01-15-31	2,566,000	2,594,149
Community Health Systems, Inc. (A)	5.250	05-15-30	4,616,000	4,309,735
Community Health Systems, Inc. (A)(B)	6.125	04-01-30	1,199,000	1,024,837
Community Health Systems, Inc. (A)	6.875	04-15-29	1,206,000	1,157,098
Community Health Systems, Inc. (A)	10.875	01-15-32	1,939,000	2,057,508
DaVita, Inc. (A)	3.750	02-15-31	6,041,000	5,580,203
DaVita, Inc. (A)	4.625	06-01-30	8,523,000	8,235,746
Encompass Health Corp. (A)	5.875	06-01-34	802,000	798,358
Gainwell Acquisition Corp. (A)	9.000	09-01-31	1,671,000	1,740,558
HealthEquity, Inc. (A)	4.500	10-01-29	5,910,000	5,761,590
LifePoint Health, Inc. (A)(B)	5.375	01-15-29	468,000	453,527
LifePoint Health, Inc. (A)	7.000	05-01-34	2,035,000	1,913,406
LifePoint Health, Inc. (A)(B)	10.000	06-01-32	742,000	718,858
MPH Acquisition Holdings LLC (A)(B)	5.750	12-31-30	738,000	632,835
MPH Acquisition Holdings LLC (6.000% Cash and 0.750% PIK) (A)	6.750	03-31-31	734,739	510,644
MPH Acquisition Holdings LLC (6.500% Cash and 5.000% PIK) (A)	11.500	12-31-30	629,350	621,483
Radiology Partners, Inc. (0.000% Cash and 9.781% PIK) (A)	9.781	02-15-30	824,222	808,399
Raven Acquisition Holdings LLC (A)	6.875	11-15-31	3,483,000	3,470,058
Surgery Center Holdings, Inc. (A)(B)	7.250	04-15-32	1,157,000	1,163,553
TEAM Services Holding, Inc. (A)(B)	9.000	02-15-33	1,931,000	2,012,504
Tenet Healthcare Corp.	4.375	01-15-30	4,864,000	4,708,908
Tenet Healthcare Corp.	5.125	11-01-27	3,193,000	3,192,535
Tenet Healthcare Corp. (A)(B)	6.000	11-15-33	4,546,000	4,559,524
Tenet Healthcare Corp.	6.125	10-01-28	1,872,000	1,873,786
Tenet Healthcare Corp.	6.750	05-15-31	4,693,000	4,792,341
Health care technology 0.1%
AthenaHealth Group, Inc. (A)	6.500	02-15-30	2,266,000	2,214,626
AthenaHealth Group, Inc. (A)	7.500	02-15-32	641,000	660,238
Pharmaceuticals 2.0%
Bausch Health Americas, Inc. (A)(B)	8.500	01-31-27	475,000	474,399
Bausch Health Companies, Inc. (A)	5.000	01-30-28	446,000	412,181
Bausch Health Companies, Inc. (A)	5.250	02-15-31	1,177,000	753,280
Bausch Health Companies, Inc. (A)	6.250	02-15-29	1,131,000	933,075
Bausch Health Companies, Inc. (A)	10.000	04-15-32	13,592,000	14,149,068
Bausch Health Companies, Inc. (A)	14.000	10-15-30	373,000	359,945
Endo Finance Holdings LP (A)	8.500	04-15-31	3,961,000	4,175,643
IQVIA, Inc. (A)	6.500	05-15-30	4,863,000	4,956,943
Organon & Company (A)	4.125	04-30-28	8,171,000	8,089,291
Organon & Company (A)	5.125	04-30-31	2,098,000	2,096,505
Perrigo Finance Unlimited Company	5.150	06-15-30	794,000	766,969
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK HIGH YIELD FUND | QUARTERLY REPORT	9

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Pharmaceuticals (continued)
Perrigo Finance Unlimited Company (B)	6.125	09-30-32	752,000	$737,719
Industrials 11.4%				216,886,354
Aerospace and defense 2.0%
ATI, Inc.	5.875	06-15-33	806,000	813,389
Axon Enterprise, Inc. (A)	6.125	03-15-30	1,927,000	1,958,391
Axon Enterprise, Inc. (A)	6.250	03-15-33	1,926,000	1,959,711
Carpenter Technology Corp. (A)	5.625	03-01-34	1,523,000	1,500,227
Efesto Bidco SpA Efesto US LLC (A)	7.500	02-15-32	1,092,000	1,109,189
TransDigm, Inc.	4.875	05-01-29	12,844,000	12,652,407
TransDigm, Inc. (A)	6.125	07-31-34	3,912,000	3,866,913
TransDigm, Inc. (A)	6.375	03-01-29	6,216,000	6,308,090
TransDigm, Inc. (A)	6.750	01-31-34	5,275,000	5,358,873
TransDigm, Inc. (A)	7.125	12-01-31	1,726,000	1,783,711
Air freight and logistics 0.1%
Stonepeak Nile Parent LLC (A)	7.250	03-15-32	1,366,000	1,405,013
Building products 0.8%
Builders FirstSource, Inc. (A)	4.250	02-01-32	1,689,000	1,552,449
Builders FirstSource, Inc. (A)	6.375	06-15-32	5,277,000	5,301,638
Builders FirstSource, Inc. (A)(B)	6.750	05-15-35	3,739,000	3,738,425
CP Atlas Buyer, Inc. (7.000% Cash and 5.750% PIK) (A)	12.750	01-15-31	469,109	309,855
FXI Holdings, Inc. (A)(B)	11.000	11-15-30	196,000	164,640
JELD-WEN Holding, Inc. (A)(B)	7.000	09-01-32	2,979,000	2,027,656
Miter Brands Acquisition Holdco, Inc. (A)(B)	6.750	04-01-32	2,456,000	2,434,501
Commercial services and supplies 2.9%
Albion Financing 1 Sarl (A)	7.000	05-21-30	4,167,000	4,308,470
Allied Universal Holdco LLC (A)	4.625	06-01-28	5,017,000	4,943,464
Allied Universal Holdco LLC (A)(B)	6.000	06-01-29	914,000	912,127
Allied Universal Holdco LLC (A)	6.875	06-15-30	8,330,000	8,524,389
Allied Universal Holdco LLC (A)	7.875	02-15-31	6,178,000	6,425,064
Anagram Holdings LLC (A)(C)(E)	10.000	08-15-26	100,555	0
Cimpress PLC (A)	7.375	09-15-32	1,713,000	1,732,041
Clean Harbors, Inc. (A)	5.750	10-15-33	1,921,000	1,920,182
Clean Harbors, Inc. (A)	6.375	02-01-31	3,710,000	3,755,459
Garda World Security Corp. (A)	8.250	08-01-32	905,000	925,320
Garda World Security Corp. (A)	8.375	11-15-32	890,000	910,104
RR Donnelley & Sons Company (A)(B)	11.000	06-01-31	853,000	817,477
The Brink’s Company (A)	6.500	06-15-29	1,450,000	1,472,926
The GEO Group, Inc.	10.250	04-15-31	8,978,000	9,659,583
VT Topco, Inc. (A)(B)	8.500	08-15-30	6,086,000	6,259,488
Wrangler Holdco Corp. (A)	6.625	04-01-32	2,372,000	2,393,688
Construction and engineering 0.8%
Arcosa, Inc. (A)	4.375	04-15-29	4,441,000	4,357,401
Brand Industrial Services, Inc. (A)(B)	10.375	08-01-30	1,629,000	1,425,697
Brundage-Bone Concrete Pumping Holdings, Inc. (A)	7.500	02-01-32	1,698,000	1,743,851
Dycom Industries, Inc. (A)	4.500	04-15-29	1,871,000	1,821,138
Global Infrastructure Solutions, Inc. (A)	5.625	06-01-29	4,767,000	4,763,948
Global Infrastructure Solutions, Inc. (A)	6.375	07-15-34	1,224,000	1,230,161
Granite Construction, Inc. (A)	6.375	06-15-34	343,000	345,583
Electrical equipment 0.5%
EMRLD Borrower LP (A)	6.625	12-15-30	4,924,000	5,021,658
EMRLD Borrower LP (A)	6.750	07-15-31	4,338,000	4,470,999
Ground transportation 0.1%
GB AIT Buyer, Inc. (A)	8.750	04-30-34	392,000	398,999
10	JOHN HANCOCK HIGH YIELD FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Ground transportation (continued)
Watco Companies LLC (A)	7.125	08-01-32	1,813,000	$1,868,513
Machinery 0.5%
Columbus McKinnon Corp. (A)(B)	7.125	02-01-33	1,549,000	1,567,433
Enpro, Inc. (A)	6.125	06-01-33	1,350,000	1,355,817
JB Poindexter & Company, Inc. (A)	8.750	12-15-31	2,807,000	2,897,537
LSF12 Helix Parent LLC (A)(B)	7.125	02-01-33	182,000	182,072
Madison IAQ LLC (A)	5.875	06-30-29	1,000,000	997,776
Stanley Black & Decker, Inc. (6.707% to 3-15-30, then 5 Year CMT + 2.657%)	6.707	03-15-60	2,692,000	2,700,579
Synergy Infrastructure Holdings LLC (A)	7.875	12-01-30	765,000	803,656
Marine transportation 0.3%
Carrix, Inc. (A)	6.125	08-01-33	4,824,000	4,819,873
Passenger airlines 0.4%
JetBlue Airways Corp. (A)(B)	9.875	09-20-31	9,664,000	8,298,507
Professional services 0.5%
Amentum Holdings, Inc. (A)(B)	7.250	08-01-32	1,577,000	1,625,723
CACI International, Inc. (A)	6.375	06-15-33	4,700,000	4,762,863
TriNet Group, Inc. (A)	7.125	08-15-31	2,891,000	2,951,520
Trading companies and distributors 2.4%
Alta Equipment Group, Inc. (A)(B)	9.000	06-01-29	491,000	476,464
EquipmentShare.com, Inc. (A)	7.125	07-01-34	2,514,000	2,474,162
FTAI Aviation Investors LLC (A)	7.000	06-15-32	7,933,000	8,132,142
Herc Holdings, Inc. (A)(B)	5.750	03-15-31	1,186,000	1,183,185
Herc Holdings, Inc. (A)	6.625	06-15-29	3,494,000	3,563,670
Herc Holdings, Inc. (A)	7.000	06-15-30	3,870,000	4,003,337
QXO Building Products, Inc. (A)	6.500	07-15-31	3,525,000	3,564,809
QXO Building Products, Inc. (A)(B)	6.875	07-15-34	4,054,000	4,102,198
United Rentals North America, Inc.	3.875	02-15-31	4,378,000	4,103,053
United Rentals North America, Inc.	4.000	07-15-30	5,914,000	5,631,682
WESCO Distribution, Inc. (A)	6.375	03-15-29	6,228,000	6,323,569
WESCO Distribution, Inc. (A)	6.375	03-15-33	1,861,000	1,889,684
Transportation infrastructure 0.1%
PODS LLC (A)	8.750	05-15-31	1,938,000	1,822,235
Information technology 6.9%				132,239,903
Communications equipment 0.6%
Cooper-Standard Automotive, Inc. (A)	9.250	03-01-31	1,027,000	1,039,061
EchoStar Corp.	10.750	11-30-29	9,420,000	10,181,347
Viasat, Inc. (A)(B)	6.500	07-15-28	372,000	371,282
Viasat, Inc. (A)(B)	7.500	05-30-31	682,000	684,650
Electronic equipment, instruments and components 0.2%
Insight Enterprises, Inc. (A)	6.625	05-15-32	1,959,000	1,988,119
Zebra Technologies Corp. (A)	6.500	06-01-32	1,434,000	1,460,629
IT services 1.4%
CoreLogic, Inc. (A)	9.000	08-01-31	2,054,000	2,039,895
CoreLogic, Inc. (A)(B)	12.000	02-01-32	821,000	785,438
CoreWeave, Inc. (A)	9.000	02-01-31	1,858,000	1,666,609
CoreWeave, Inc. (A)	9.250	06-01-30	3,183,000	2,955,940
CoreWeave, Inc. (A)	9.625	07-15-32	1,601,000	1,412,597
CoreWeave, Inc. (A)	9.750	10-01-31	3,549,000	3,173,601
Galaxy Helios Data Centers II LLC (A)	9.875	08-01-31	8,647,000	8,564,228
Virtusa Corp. (A)(B)	7.125	12-15-28	6,010,000	5,367,182
Yondr JK 1 LLC (A)(B)	6.875	06-30-31	1,753,000	1,642,343
Semiconductors and semiconductor equipment 0.4%
Amkor Technology, Inc. (A)(B)	5.875	10-01-33	1,155,000	1,135,005
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK HIGH YIELD FUND | QUARTERLY REPORT	11

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
Semiconductors and semiconductor equipment (continued)
Qnity Electronics, Inc. (A)	5.750	08-15-32	2,357,000	$2,341,890
Qnity Electronics, Inc. (A)	6.250	08-15-33	4,275,000	4,303,215
Software 3.8%
Cloud Software Group LLC (A)	6.500	03-31-29	6,652,000	6,621,234
Cloud Software Group LLC (A)	6.625	08-15-33	2,087,000	1,892,379
Cloud Software Group LLC (A)	8.250	06-30-32	11,994,000	11,742,980
Cloud Software Group LLC (A)	9.000	09-30-29	8,414,000	8,436,104
Consensus Cloud Solutions, Inc. (A)	6.500	10-15-28	5,012,000	5,015,894
Core Scientific Finance I LLC (A)	7.750	05-15-31	8,060,000	7,820,478
Flash Compute LLC (A)(B)	7.250	12-31-30	1,599,000	1,607,292
McAfee Corp. (A)(B)	7.375	02-15-30	1,937,000	1,751,952
NCR Voyix Corp. (A)(B)	5.125	04-15-29	512,000	499,203
NCR Voyix Corp. (A)	5.250	10-01-30	3,515,000	3,198,650
Open Text Corp. (A)	3.875	02-15-28	4,991,000	4,887,610
Open Text Holdings, Inc. (A)(B)	4.125	02-15-30	5,106,000	4,765,564
Pagaya US Holdings Company LLC (A)(B)	8.875	08-01-30	1,420,000	1,278,002
Rocket Software, Inc. (A)(B)	6.500	02-15-29	554,000	543,032
Stingray Compute LLC (A)(B)	6.000	06-15-31	878,000	854,926
UKG, Inc. (A)	6.875	02-01-31	8,843,000	8,722,358
WULF Compute LLC (A)(B)	7.750	10-15-30	1,996,000	2,074,046
Technology hardware, storage and peripherals 0.5%
Diebold Nixdorf, Inc. (A)	7.750	03-31-30	3,432,000	3,581,450
Seagate Data Storage Technology Pte, Ltd.	5.750	12-01-34	3,091,000	3,071,094
Xerox Corp. (A)(B)	10.250	10-15-30	500,000	437,500
Xerox Corp. (A)(B)	13.500	04-15-31	676,000	447,850
Xerox Holdings Corp. (A)	5.500	08-15-28	3,421,000	1,877,274
Materials 8.4%				159,531,053
Chemicals 2.7%
Ashland, Inc.	6.875	05-15-43	3,191,000	3,257,130
Bond US Bidco 1, Inc. (A)(B)	7.125	06-15-33	603,000	612,864
Celanese US Holdings LLC	7.000	02-15-31	1,517,000	1,559,285
Celanese US Holdings LLC (B)	7.375	02-15-34	1,517,000	1,571,527
Celanese US Holdings LLC	7.550	11-15-30	7,412,000	7,845,735
Consolidated Energy Finance SA (A)(B)	12.000	02-15-31	1,092,000	1,163,001
FMC Corp. (B)	3.450	10-01-29	938,000	871,043
FMC Corp. (B)	5.650	05-18-33	660,000	605,493
FMC Corp. (A)	8.000	06-01-31	1,628,000	1,688,611
Huntsman International LLC	4.500	05-01-29	1,171,000	1,133,391
INEOS Finance PLC (A)(B)	6.750	05-15-28	1,967,000	1,964,236
INEOS Quattro Finance 2 PLC (A)(B)	9.625	03-15-29	537,000	467,029
Mativ Holdings, Inc. (A)	8.000	10-01-29	351,000	359,600
Olympus Water US Holding Corp. (A)	4.250	10-01-28	2,045,000	1,992,135
Olympus Water US Holding Corp. (A)(B)	6.250	10-01-29	384,000	381,165
Olympus Water US Holding Corp. (A)	6.750	08-01-32	5,783,000	5,697,783
Olympus Water US Holding Corp. (A)	7.250	02-15-33	1,962,000	1,964,299
SCIH Salt Holdings, Inc. (A)(B)	8.000	08-15-32	592,000	598,339
Solstice Advanced Materials, Inc. (A)	5.625	09-30-33	2,303,000	2,261,333
Stonepeak Motion Holdco, Ltd. (A)	6.125	07-15-33	2,884,000	2,868,041
The Chemours Company (A)(B)	5.750	11-15-28	776,000	771,132
The Chemours Company (A)	8.000	01-15-33	515,000	508,327
The Scotts Miracle-Gro Company (B)	4.000	04-01-31	5,660,000	5,272,152
Tronox, Inc. (A)(B)	4.625	03-15-29	1,110,000	743,857
WR Grace Holdings LLC (A)	5.625	08-15-29	1,108,000	1,054,005
WR Grace Holdings LLC (A)	6.625	08-15-32	2,697,000	2,598,455
12	JOHN HANCOCK HIGH YIELD FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Materials (continued)
Chemicals (continued)
WR Grace Holdings LLC (A)	7.000	08-01-33	2,314,000	$2,242,157
Construction materials 0.8%
Quikrete Holdings, Inc. (A)	6.375	03-01-32	1,406,000	1,423,519
Quikrete Holdings, Inc. (A)	6.750	03-01-33	5,139,000	5,220,458
Standard Building Solutions, Inc. (A)	5.875	03-15-34	1,678,000	1,624,343
Standard Industries, Inc. (A)	4.375	07-15-30	5,964,000	5,669,716
White Cap Supply Holdings LLC (A)(B)	7.375	11-15-30	604,000	613,308
Containers and packaging 2.6%
Ardagh Group SA (A)	9.500	12-01-30	4,987,816	5,211,496
Ardagh Group SA (6.000% Cash and 5.000% PIK) (A)(B)	11.000	12-01-30	10,610,803	10,158,061
Ardagh Metal Packaging Finance USA LLC (A)(B)	4.000	09-01-29	1,008,000	967,498
Ardagh Metal Packaging Finance USA LLC (A)(B)	6.250	01-30-31	783,000	787,019
Clydesdale Acquisition Holdings, Inc. (A)	6.750	04-15-32	3,092,000	3,019,202
Clydesdale Acquisition Holdings, Inc. (A)	6.875	01-15-30	6,062,000	6,067,910
Clydesdale Acquisition Holdings, Inc. (A)(B)	8.750	04-15-30	2,346,000	2,317,564
Mauser Packaging Solutions Holding Company (A)	9.250	04-15-30	1,296,000	1,294,048
Owens-Brockway Glass Container, Inc. (A)(B)	7.250	05-15-31	10,826,000	10,041,287
Owens-Brockway Glass Container, Inc. (A)(B)	9.500	06-01-33	776,000	759,278
Sealed Air Corp. (A)	6.875	07-15-33	4,386,000	4,294,594
Sword Purchaser LLC (A)	10.500	04-15-34	1,274,000	1,329,301
Trident TPI Holdings, Inc. (A)	12.750	12-31-28	625,000	625,003
Trivium Packaging Finance BV (A)(B)	8.250	07-15-30	1,019,000	1,079,149
Trivium Packaging Finance BV (A)	12.250	01-15-31	583,000	645,958
Metals and mining 1.9%
Alcoa Nederland Holding BV (A)	4.125	03-31-29	4,488,000	4,345,968
Amsted Industries, Inc. (A)	6.375	03-15-33	1,959,000	1,983,156
Champion Iron Canada, Inc. (A)(B)	7.875	07-15-32	1,497,000	1,526,748
Cleveland-Cliffs, Inc. (A)(B)	7.000	03-15-32	5,923,000	5,974,909
Cleveland-Cliffs, Inc. (A)	7.500	09-15-31	5,945,000	6,112,744
Commercial Metals Company (A)	5.750	11-15-33	1,158,000	1,139,889
Fortescue Treasury Pty, Ltd. (A)	5.875	04-15-30	2,868,000	2,879,706
Hybar LLC (A)	7.375	07-01-34	509,000	517,956
Kaiser Aluminum Corp. (A)(B)	5.875	03-01-34	3,036,000	2,971,397
Midwest Vanadium Proprietary, Ltd. (A)(C)	13.250	02-15-18	1,951,648	13,213
Mineral Resources, Ltd. (A)	6.000	05-01-32	458,000	452,008
Mineral Resources, Ltd. (A)(B)	6.250	05-01-34	458,000	448,593
Northwest Acquisitions ULC (A)(C)	7.125	11-01-22	1,140,000	11
Novelis Corp. (A)	4.750	01-30-30	5,311,000	5,129,940
Novelis Corp. (A)	6.375	08-15-33	3,092,000	3,099,528
PLS Group, Ltd. (A)	6.875	05-01-31	231,000	235,890
Skeena Resources, Ltd. (A)	8.500	04-01-31	212,000	223,960
Paper and forest products 0.4%
Magnera Corp. (A)(B)	7.250	11-15-31	7,398,000	7,274,600
Real estate 3.5%				66,624,820
Health care REITs 0.4%
Diversified Healthcare Trust	4.750	02-15-28	485,000	474,241
Diversified Healthcare Trust (A)	7.250	10-15-30	1,157,000	1,185,274
MPT Operating Partnership LP	3.500	03-15-31	1,243,000	771,027
MPT Operating Partnership LP	4.625	08-01-29	875,000	668,185
MPT Operating Partnership LP (B)	5.000	10-15-27	1,354,000	1,330,055
MPT Operating Partnership LP (A)(B)	8.500	02-15-32	2,075,000	2,103,955
Hotel and resort REITs 0.4%
Service Properties Trust	3.950	01-15-28	386,000	373,851
Service Properties Trust (B)	4.950	10-01-29	755,000	715,238
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK HIGH YIELD FUND | QUARTERLY REPORT	13

	Rate (%)	Maturity date	Par value^	Value
Real estate (continued)
Hotel and resort REITs (continued)
Service Properties Trust (A)(F)	5.341	09-30-27	779,000	$735,774
Service Properties Trust (A)	8.625	11-15-31	1,333,000	1,395,992
Service Properties Trust (B)	8.875	06-15-32	662,000	682,987
XHR LP (A)	6.625	05-15-30	4,121,000	4,194,407
Real estate management and development 0.9%
Anywhere Real Estate Group LLC (A)(B)	5.250	04-15-30	813,000	787,146
Anywhere Real Estate Group LLC (A)	7.000	04-15-30	2,650,471	2,664,304
Anywhere Real Estate Group LLC (A)	9.750	04-15-30	3,783,000	4,053,261
Fideicomiso Irrevocable de Emision, Administracion y Fuente de Pago Numero CIB/4323 (11.000% Cash and 2.000% PIK) (A)(C)	13.000	09-12-30	1,764,910	747,881
Greystar Real Estate Partners LLC (A)	7.750	09-01-30	3,895,000	4,048,444
Kennedy-Wilson, Inc. (A)(B)	7.000	06-01-31	1,404,000	1,436,642
Kennedy-Wilson, Inc. (A)	7.250	06-01-33	882,000	898,206
The Howard Hughes Corp. (A)	5.875	03-01-32	1,169,000	1,150,323
The Howard Hughes Corp. (A)(B)	6.125	03-01-34	1,169,000	1,147,734
Specialized REITs 1.8%
Iron Mountain Information Management Services, Inc. (A)	5.000	07-15-32	5,432,000	5,181,410
Iron Mountain, Inc. (A)	4.875	09-15-29	11,819,000	11,561,447
Iron Mountain, Inc. (A)	6.250	01-15-35	3,425,000	3,387,027
Millrose Properties, Inc. (A)	6.375	08-01-30	2,033,000	2,061,279
Outfront Media Capital LLC (A)	4.250	01-15-29	2,916,000	2,840,139
Outfront Media Capital LLC (A)	6.000	06-15-34	1,237,000	1,222,116
Outfront Media Capital LLC (A)	7.375	02-15-31	3,066,000	3,180,184
Uniti Group LP (A)	6.500	02-15-29	1,883,000	1,859,402
Uniti Group LP (A)(B)	8.625	06-15-32	578,000	593,907
Uniti Group LP (A)	8.625	06-15-32	3,088,000	3,172,982
Utilities 2.6%				50,366,474
Electric utilities 1.4%
NRG Energy, Inc. (A)	3.625	02-15-31	8,144,000	7,496,192
NRG Energy, Inc. (A)	5.750	01-15-34	7,730,000	7,524,587
NRG Energy, Inc. (A)	5.875	05-15-34	6,103,000	5,950,622
VoltaGrid LLC (A)	7.375	11-01-30	6,318,000	6,358,322
Independent power and renewable electricity producers 1.2%
Alpha Generation LLC (A)	6.250	01-15-34	1,515,000	1,484,563
Alpha Generation LLC (A)	6.750	10-15-32	2,895,000	2,917,462
Clearway Energy Operating LLC (A)	5.750	01-15-34	1,947,000	1,881,846
ContourGlobal Power Holdings SA (A)	6.750	02-28-30	5,769,000	5,869,958
Talen Energy Supply LLC (A)	6.250	02-01-34	5,777,000	5,673,358
The AES Corp. (7.600% to 1-15-30, then 5 Year CMT + 3.201%)	7.600	01-15-55	1,594,000	1,629,640
TransAlta Corp.	5.875	02-01-34	1,165,000	1,137,333

XPLR Infrastructure Operating Partners LP (A)(B)	7.750	04-15-34	2,306,000	2,442,591
Term loans (G) 0.6%				$12,042,904
(Cost $20,477,743)
Communication services 0.2%				3,126,043
Media 0.2%
Townsquare Media, Inc., 2025 Term Loan (3 month CME Term SOFR + 5.000%)	8.723	02-19-30	4,278,558	3,126,043
Consumer discretionary 0.4%				8,638,127
Hotels, restaurants and leisure 0.4%
Dave & Buster’s, Inc., 2024 Term Loan B (3 month CME Term SOFR + 3.250%)	7.062	06-29-29	10,537,000	8,638,127
Fontainebleau Las Vegas LLC, Delayed Draw Term Loan (C)(E)	0.000	06-06-21	757,938	0
Fontainebleau Las Vegas LLC, Term Loan B (C)(E)	0.000	06-06-21	1,618,638	0
14	JOHN HANCOCK HIGH YIELD FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Materials 0.0%				$278,734
Chemicals 0.0%
Trinseo Holding Sarl, 2021 Term Loan B2 (C)	0.000	05-03-28	5,654,987	278,734
Metals and mining 0.0%

Arctic Canadian Diamond Company, Ltd., 2nd Lien PIK Term Loan (10.000% Cash or 12.500% PIK) (E)	10.000	12-17-33	548,825	0

Collateralized mortgage obligations 0.0%				$1,337,082
(Cost $0)
Commercial and residential 0.0%				1,337,082
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO (A)	0.350	05-19-37	27,786,562	422,017
Series 2007-4, Class ES IO	0.350	07-19-37	27,547,743	409,167

Series 2007-6, Class ES IO (A)	0.343	08-19-37	30,006,891	505,898
Asset-backed securities 0.1%				$1,407,035
(Cost $1,369,997)
Asset-backed securities 0.1%				1,407,035
MVW LLC
Series 2023-1A, Class D (A)	8.830	10-20-40	1,370,188	1,407,035

	Shares	Value
Common stocks 0.0%		$862,210
(Cost $806,382)
Communication services 0.0%		0
Media 0.0%
Granite Broadcasting Corp. (E)(H)	11,688	0
Consumer discretionary 0.0%		840,960
Broadline retail 0.0%
QVC Group, Inc. (B)(H)	47,809	840,960
Energy 0.0%		21,250
Energy equipment and services 0.0%
TPT Acquisition, Inc. (E)(H)	2,560	0
Oil, gas and consumable fuels 0.0%

Permian Production (E)(H)	35,417	21,250

Preferred securities 0.4%		$6,754,949
(Cost $10,101,608)
Financials 0.3%		6,018,235
Insurance 0.3%
Athene Holding, Ltd., 7.250% (7.250% to 3-30-29, then 5 Year CMT + 2.986%)	242,280	6,018,235
Industrials 0.1%		736,714
Construction and engineering 0.1%

Glasstech, Inc., Series A (E)(H)(I)	143	131,560

Glasstech, Inc., Series B (E)(H)(I)	4,475	605,154
Escrow shares 0.0%		$0
(Cost $0)
Arctic Canadian Diamonds Holding Units (E)(H)	518	0

	Par value^	Value
Escrow certificates 0.0%		$499,548
(Cost $0)
Green Field Energy Services, Inc. (E)(H)	250,000	0
Green Field Energy Services, Inc. (E)(H)	6,000	0
Liberty Media Corp. (E)(H)	8,512,000	0
QVC Group, Inc. (E)(H)	4,695,000	499,548

SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK HIGH YIELD FUND | QUARTERLY REPORT	15

	Yield (%)	Shares	Value
Short-term investments 6.4%			$121,436,804
(Cost $121,434,407)
Short-term funds 6.4%			121,436,804
John Hancock Collateral Trust (J)	3.6571(K)	12,143,802	121,436,804

Total investments (Cost $2,027,162,191) 104.3%	$1,993,401,408
Other assets and liabilities, net (4.3%)	(82,647,652)
Total net assets 100.0%	$1,910,753,756

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SOFR	Secured Overnight Financing Rate
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $1,627,762,420 or 85.2% of the fund’s net assets as of 8-31-26.
(B)	All or a portion of this security is on loan as of 8-31-26. The value of securities on loan amounted to $197,522,578. In addition to the cash collateral invested in John Hancock Collateral Trust, if any, non-cash collateral of $91,376,291 in the form of U.S. Treasuries was pledged to the fund.
(C)	Non-income producing - Issuer is in default.
(D)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(E)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(F)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(G)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(H)	Non-income producing security.
(I)	Restricted security as to resale, excluding 144A securities. For more information on this security refer to the Notes to fund’s investments.
(J)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $112,077,272.
(K)	The rate shown is the annualized seven-day yield as of 8-31-26.
16	JOHN HANCOCK HIGH YIELD FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

DERIVATIVES
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	1,624,790	EUR	1,400,000	JPM	9/16/2026	—	$(2,272)
						—	$(2,272)

Derivatives Currency Abbreviations
EUR	Euro
USD	U.S. Dollar

Derivatives Abbreviations
JPM	JPMorgan Chase Bank, N.A.
OTC	Over-the-counter
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK HIGH YIELD FUND | QUARTERLY REPORT	17

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of August 31, 2026, by major security category or type:
	Total value at 8-31-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Corporate bonds	$1,849,060,876	—	$1,849,060,876	—
Term loans	12,042,904	—	12,042,904	—
Collateralized mortgage obligations	1,337,082	—	1,337,082	—
Asset-backed securities	1,407,035	—	1,407,035	—
Common stocks	862,210	$840,960	—	$21,250
Preferred securities	6,754,949	6,018,235	—	736,714
Escrow shares	—	—	—	—
Escrow certificates	499,548	—	—	499,548
Short-term investments	121,436,804	121,436,804	—	—
Total investments in securities	$1,993,401,408	$128,295,999	$1,863,847,897	$1,257,512
Derivatives:
Liabilities
Forward foreign currency contracts	$(2,272)	—	$(2,272)	—
Level 3 includes securities valued at $0. Refer to Fund’s investments.
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	12,143,802	$180,190,284	$275,577,580	$(334,312,829)	$(31,138)	$12,907	$661,994	—	$121,436,804
Restricted securities. The fund may hold restricted securities which are restricted as to resale and the fund has limited rights to registration under the Securities Act of 1933. Disposal may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. The following table summarizes the restricted securities held at August 31, 2026:
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Issuer, Description	Original acquisition date	Acquisition cost	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Value as a percentage of net assets	Ending value
Glasstech, Inc., Series A	10-31-08	$449,145	143	—	—	143	0.0%[1]	$131,560
Glasstech, Inc., Series B	10-31-08	3,563,982	4,475	—	—	4,475	0.1%	605,154
								$736,714

[1]	Less than 0.05%.
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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